Long-Term Debt and Loan Commitment - Additional Information (Detail) - USD ($)		1 Months Ended
	May 01, 2021	May 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019	Oct. 31, 2018	Aug. 31, 2018
Debt Instrument [Line Items]
Debt principal amount					$ 20,000,000.0		$ 20,000,000.0
Debt interest rate							9.95%
Debt Instrument, Fee Amount				$ 4,000.0		$ 1,400,000	$ 1,400,000
Debt Instrument Exit Fee And End Of Term Charge				5,000,000	1,390,000		$ 5,000.0
Proceed from equity and debt financing			$ 110,000,000.0
Proceeds from credit facility	$ 40,000,000.0	$ 40,000,000.0
Interest rate	10.00%
Debt Instrument, Term	5 years
Class of warrants or rights number of shares called by each warrant or right		1,199,072
Class of Warrant or Right, Exercise Price per share		$ 0.01
Revenue Interest Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Securities Purchased under Agreements to Resell		$ 160,000,000.0
Minimum Amount of Annual Net Sales To Qualify Under Revenue Interest Purchase Agreement, Contingent Threshold		$ 160,000,000.0
Prime Rate [Member]
Debt Instrument [Line Items]
Debt interest rate							4.45%
NovaQuest Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 17,500,000	$ 100,000,000.0
Debt fair value				$ 155,200,000	150,100,000	$ 89,100,000
NovaQuest Agreement [Member] | Regulatory Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments					440,600,000				440,600,000
Possible offset of regulatory milestone payments with commercial milestone					88,100,000				88,100,000
NovaQuest Agreement [Member] | Commercial Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments					$ 141,000,000.0				$ 141,000,000.0